Cash Distributions and Earnings per Unit - Distributions Paid for all quarters (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Jul. 31, 2026	Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Jan. 31, 2025
Cash Distribution And Earnings Per Unit
Authorized Quarterly Cash Distribution for three months ended	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Date of record of Common and General Partnership unit Unitholders	Aug. 10, 2026	May 11, 2026	Feb. 09, 2026	May 09, 2025	Feb. 10, 2025
Payment of Distribution	Aug. 13, 2026	May 14, 2026	Feb. 12, 2026	May 14, 2025	Feb. 13, 2025
$/ Unit	$ 0.06	$ 0.06	$ 0.05	$ 0.05	$ 0.05
Amount of declared distribution	$ 1,736	$ 1,743	$ 1,461	$ 1,493	$ 1,511